Accounts payable, accruals and other payables - Maturity analysis (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Discounted LTRA Payable	$ 78,125	$ 105,557
Less than one year (current)
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Discounted LTRA Payable	47,275	21,596
One to three years
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Discounted LTRA Payable	$ 30,850	58,083
More than three years
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Discounted LTRA Payable		$ 25,878